Benefit Plans - Summary of Net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Service cost	$ 661	$ 1,884	$ 4,408
Interest	165	318	730
Expected return on assets	0	(138)	(400)
Amortization of prior service costs	22	279	903
Recognition of actuarial items	(261)	0	0
Curtailment gain	(153)	0	0
Net periodic benefit cost	$ 434	$ 2,343	$ 5,641